INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2020
INCOME TAXES
Schedule of deferred tax assets
	2020		2019	2018
Deferred tax assets:
Canada	$288		$763	$135,390
Hong Kong	428		546	23,638
PRC	157		1,756	362,828
Sub-total	873		3,065	521,856
Less: Valuation allowance	(873	) )	(3,065)	(521,856)
Net deferred tax assets	$-		$-	$-

Schedule of consolidated effective tax (benefit) rate
	Years Ended September 30,
	2020	2019	2018
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	-21.40%	-21.40%	-13.77%
Effect of valuation allowance on deferred income tax assets	-3.60%	-3.60%	-1.55%
Effect of expense not deductible for tax purpose	-%	-%	-10.01%
Effective tax rate	0.00%	0.00%	0.00%